Property, Plant and Equipment - Summary of Property, Plant and Equipment (Detail) - JPY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	¥ 5,830,800	¥ 3,401,679
Reversal of impairment losses	2,582		¥ 2,511
Ending balance	9,942,511	5,830,800	3,401,679
Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	7,668,838	4,788,039
Additions	7,066,975	2,996,627
Disposals	(909,334)	(114,012)
Reclassification	(12,022)
Exchange differences	(12,385)	(1,816)
Ending balance	13,802,072	7,668,838	4,788,039
Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,838,038	1,386,360
Depreciation	1,026,410	499,528
Disposals	(261,831)	(70,389)
Impairment losses	1,253,562	22,449
Reversal of impairment losses	(2,582)
Exchange differences	5,964	90
Ending balance	3,859,561	1,838,038	1,386,360
Land [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,350	13,350
Ending balance	13,350	13,350	13,350
Land [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	13,350	13,350
Ending balance	13,350	13,350	13,350
Leasehold improvements [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	4,499,422	2,780,878
Ending balance	8,630,293	4,499,422	2,780,878
Leasehold improvements [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	5,727,243	3,673,889
Additions	5,340,713	1,904,321
Disposals	(763,865)	(83,441)
Reclassification	1,234,413	232,474
Exchange differences	(2,936)
Ending balance	11,535,568	5,727,243	3,673,889
Leasehold improvements [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	1,227,821	893,011
Depreciation	785,098	361,483
Disposals	(186,170)	(49,191)
Impairment losses	1,076,130	22,449
Reversal of impairment losses	(2,582)
Exchange differences	4,978	69
Ending balance	2,905,275	1,227,821	893,011
Kitchen equipment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	434,518	274,242
Ending balance	700,661	434,518	274,242
Kitchen equipment [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	750,351	550,553
Additions	325,832	172,576
Disposals	(50,925)	(21,206)
Reclassification	159,587	48,428
Exchange differences	(792)
Ending balance	1,184,053	750,351	550,553
Kitchen equipment [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	315,833	276,311
Depreciation	107,000	54,685
Disposals	(24,246)	(15,180)
Impairment losses	84,315
Exchange differences	490	17
Ending balance	483,392	315,833	276,311
Furniture and fixtures [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	366,247	272,011
Ending balance	550,005	366,247	272,011
Furniture and fixtures [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	660,631	489,049
Additions	383,227	173,516
Disposals	(94,544)	(9,365)
Reclassification	71,681	7,431
Exchange differences	(96)
Ending balance	1,020,899	660,631	489,049
Furniture and fixtures [member] | Accumulated depreciation, amortization and impairment [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	294,384	217,038
Depreciation	134,312	83,360
Disposals	(51,415)	(6,018)
Impairment losses	93,117
Exchange differences	496	4
Ending balance	470,894	294,384	217,038
Construction in progress [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	517,263	61,198
Ending balance	48,202	517,263	61,198
Construction in progress [member] | Gross carrying amount [member]
Disclosure of detailed information about property, plant and equipment [line items]
Beginning balance	517,263	61,198
Additions	1,017,203	746,214
Reclassification	(1,477,703)	(288,333)
Exchange differences	(8,561)	(1,816)
Ending balance	¥ 48,202	¥ 517,263	¥ 61,198